Note Regulatory capital requirements (Capital Requirements Basel 3) (Detail)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized to Risk Weighted Assets					10.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets					5.00%
Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Common Equity to be Well Capitalized to Risk Weighted Assets					6.50%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets					8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets					10.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets					5.00%
Capital Adequacy Minimum Requirement | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Common Equity to be Well Capitalized to Risk Weighted Assets					4.50%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets					6.00%
Capital Required to be Well Capitalized to Risk Weighted Assets					8.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets					4.00%
Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer | Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Common Equity to be Well Capitalized to Risk Weighted Assets	7.00%	6.375%	5.75%	5.125%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.50%	7.875%	7.25%	6.625%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.50%	9.875%	9.25%	8.625%